                            -----------------------
                               [GRAPHIC OMITTED]
                            -----------------------

                                ICM SERIES TRUST

                               ------------------

                               ISABELLE SMALL CAP
                                   VALUE FUND

                                  Annual Report
                                December 31, 1998

                                  ICM/ISABELLE
                              SMALL CAP VALUE FUND

                                TABLE OF CONTENTS
      Shareholder Letter ....................................         1
      Portfolio of Investments ..............................         6
      Statement of Assets and Liabilities ...................         8
      Statement of Operations ...............................         9
      Statement of Changes in Net Assets ....................        10
      Financial Highlights ..................................        11
      Notes to Financial Statements .........................        13

Shareholder Letter

Dear Shareholder:

First and foremost let me thank you for your continued vote of confidence in the ICM/Isabelle Small Cap Value Fund. While many established funds can offer such comments gratuitously, we are especially grateful to our shareholders who helped make this new fund an investment reality in its first year of existence.

Despite our best intentions and most diligent effort, the early going was rough. Generally, 1998 was not a good year: it was not for value oriented investors; it was not for small capitalization stocks; and it was certainly not for your fund. In my nearly 18 years as analyst, portfolio manager and administrator, I have never experienced a more difficult or exasperating year. It was like being in Wonderland where everything you thought should act one way behaved the opposite. Large capitalization stocks with already high valuations simply got richer while small capitalization stocks, which appeared to be extraordinarily cheap on a business value basis, let alone relative to larger stocks, simply got cheaper. One need only to look at the disparity in returns of the S&P 500* and the Dow Jones Industrial Average, up 26.67% and 16.10%, respectively, as compared to the Russell 2000 Index,* down 3.45%, to verify this.

-------------

Past performance is no guarantee of future results. For more complete information about the fund, including fees and expenses, please call 1-800-472-6114 for a prospectus. Please read the prospectus carefully before investing or sending money. There are risks associated with investing in funds that invest in stocks of small companies. These stocks tend to be more volatile and less liquid than stocks of larger companies. Share prices and performance calculations are based upon investment class shares. Investment return and principal value of mutual funds will vary with market conditions, so that shares, when redeemed, may be worth more or less than their original cost. Without fee waivers and expense reimbursement in effect during the period, total return for the Fund would have been lower. The Russell 2000 Index, the most relevant benchmark for the Fund, is an unmanaged index of stocks considered representative of the small cap market. An individual cannot invest in the index. Distributors: First Data Distributors, Inc.

In the meantime, we began to build the ICM/Isabelle Small Cap Value Fund. Having been at the business of managing mutual funds for more than 10 years, I set about constructing the portfolio as I always have: finding businesses that were undervalued, with individual characteristics that made them particularly attractive as investments over the long-term. What I did not, could not, have known was the effect that the uncertainty introduced into the market later in the year would have on it. In fact, liquidity for small capitalization issues literally dried up. Worse yet, investors had no patience for situations like ours, which, although carefully identified, were not yet responding with sales and/or earnings growth. In addition, there was, perhaps driven by the need to offset gains taken in larger capitalization issues, an inordinate amount of tax-loss selling both in October for mutual funds, and again in December for individuals.

All kinds of reasons can be offered as to why performance was poor, but the bottom line is that it was and it must improve. We believe that our investment philosophy, which focuses on determining the economic value of a business, coupled with our ability for finding individual small capitalization stocks, continues to be a rewarding one. In our opinion this discipline of investment selection, which we have practiced for more than a decade, offers investors the greatest potential for appreciation while maintaining a truly diversified portfolio.

Just as last year's results were disappointing, I am more convinced than ever that the outlook for 1999 is positive and our efforts will pay off. The portfolio has largely taken shape. Our ideas are beginning to work and performance is improving. As of this writing, from its 1998 low, your fund has rebounded some 38%. In addition, in recognition of our fundamental strategy, the ICM/Isabelle Small Cap Value Fund continued to receive accolades from the financial press in 1998 as Forbes named the Fund to its top ten "up-and-comers" list in late August. Further, when Kiplinger's Personal Finance Magazine hit the newsstand in December, the Fund was named as one of the "Best of the New Funds" for investors in 1999.

In summary, while the performance of the Fund during most of 1998 was truly frustrating, we are optimistic for 1999 as the continued under-valuation of small company stocks offers opportunities for the Fund to respond to a change in market sentiment toward these stocks. We encourage investors to maintain a "long-term" perspective recognizing that over time wealth is built through steady effort and patience - not speculation. Again, we thank you for your support and continued confidence.

    Sincerely,

/s/ Warren J. Isabelle

    Warren J. Isabelle
    President and Chairman of the Board
    February 1999

----------
 *  Unmanaged indices, not available for investment.

The views expressed in this report reflect those of the portfolio manager, only through the period of this report as stated on the cover. The manager's views are subject to change at any time based on the market and other conditions.

ICM/ISABELLE SMALL CAP VALUE FUND
Investment Class

ILLUSTRATION OF $10,000 INVESTMENT

The graph below compares the increase in the value of a $10,000 investment in the ICM/Isabelle Small Cap Value Fund with the performance of the Russell 2000 Index. The values and returns for the ICM Isabelle Small Cap Value Fund include reinvested dividends.

                                INVESTMENT CLASS

-------------------------------------------
Total return for the period ending 12/31/98

Inception (3/9/1998) ............. (30.90)%
-------------------------------------------

                                 ICM/Isabelle
                                  Small Cap             Russell 2000
                                 Value Fund                Index
                                 ----------                -----
                9-Mar            $10,000.00              $10,000.00
               31-Mar             10,000.00               10,430.71
               30-Apr              9,900.00               10,488.44
               31-May              9,460.00                9,923.57
               30-Jun              9,040.00                9,944.44
               31-Jul              7,770.00                9,139.39
               31-Aug              5,910.00                7,364.73
               30-Sep              6,110.00                7,941.07
               31-Oct              6,480.00                8,264.96
               30-Nov              6,730.00                8,697.96
               31-Dec              6,910.00                9,236.17

    * Past performance is not indicative of future results.

ICM/ISABELLE SMALL CAP VALUE FUND
Institutional Class

ILLUSTRATION OF $10,000 INVESTMENT

The graph below compares the increase in the value of a $10,000 investment in the ICM/Isabelle Small Cap Value Fund with the performance of the Russell 2000 Index. The values and returns for the ICM Isabelle Small Cap Value Fund include reinvested dividends.

                              INSTITUTIONAL CLASS

-------------------------------------------
Total return for the period ending 12/31/98

Inception (3/29/1998) ............ (30.80)%
-------------------------------------------

                                 ICM/Isabelle
                                  Small Cap             Russell 2000
                                 Value Fund                Index
                                 ----------                -----
               30-Mar            $10,000.00              $10,000.00
               31-Mar              9,970.00               10,091.86
               30-Apr              9,870.00               10,147.73
               31-May              9,460.00                9,601.20
               30-Jun              9,040.00                9,621.39
               31-Jul              7,780.00                8,842.49
               31-Aug              5,920.00                7,125.49
               30-Sep              6,120.00                7,683.10
               31-Oct              6,480.00                7,996.47
               30-Nov              6,740.00                8,415.41
               31-Dec              6,920.00                8,936.13

    * Past performance is not indicative of future results.

ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
December 31, 1998

                                                                  MARKET
 SHARES                                                           VALUE
 ------                                                           -----
            COMMON STOCKS - 97.80%

            BASIC MATERIALS - 7.69%
  30,000    Crown Vantage, Inc.*                                   $    67,500
  28,100    Landec Corp.*                                              168,600
  21,000    Material Sciences Corp.*                                   178,500
                                                                   -----------
                                                                       414,600
                                                                   -----------
            CAPITAL GOODS - 16.85%
  47,700    Acme Electric Corp.*                                       226,575
   9,300    Kollmorgen Corp.                                           141,825
  75,400    Measurement Specialties, Inc.*                             329,875
   8,800    Nashua Corp.                                               117,150
   7,000    Sparton Corp. *                                             41,563
   4,000    Woodhead Industries, Inc.                                   52,000
                                                                   -----------
                                                                       908,988
                                                                   -----------
            CONSUMER CYCLICALS - 8.96%
  60,000    Morgan Products, Ltd.*                                     210,000
  42,700    Transmedia Network, Inc.                                    90,737
  50,400    Worldtex, Inc.*                                            182,700
                                                                   -----------
                                                                       483,437
                                                                   -----------
            CONSUMER STAPLES - 4.34%
  26,000    WLR Foods, Inc.                                            234,000
                                                                   -----------
                                                                       234,000
                                                                   -----------
            ENERGY - 1.64%
   7,000    Power-One, Inc. *                                           49,000
   5,000    Triton Energy Limited *                                     39,688
                                                                   -----------
                                                                        88,688
                                                                   -----------
            HEALTH CARE - 19.88%
 112,400    Anergen, Inc.*                                              45,662
  50,200    Apria Healthcare Group, Inc.*                              448,663
   5,000    EPIX Medical, Inc. *                                        46,562
  97,500    Medical Resources, Inc.*                                   219,375
  29,000    Neurocrine Biosciences, Inc.*                              199,375
  25,000    Vencor, Inc. *                                             112,500
                                                                   -----------
                                                                     1,072,137
                                                                   -----------

    The accompanying notes are an integral part of the Financial Statements.

            TECHNOLOGY - 22.85%
  11,800    Anacomp, Inc.*                                             219,775
  47,000    Broadway & Seymour, Inc.*                                  105,750
  23,650    CSP, Inc. *                                                187,722
   2,000    DT Industries, Inc.                                         31,500
   5,000    General Scanning, Inc. *                                    30,312
  17,000    Integrated Circuit Systems, Inc.*                          299,625
  50,000    OpenROUTE Networks, Inc. *                                  85,937
  22,700    Pioneer-Standard Electronics, Inc.                         212,813
  10,000    Signal Technology, Corp. *                                  26,250
   3,000    VLSI Technology, Inc. *                                     32,813
                                                                   -----------
                                                                     1,232,497
                                                                   -----------
            TRANSPORTATION - 8.51%
  24,000    Yellow Corp.                                               459,000
                                                                   -----------
                                                                       459,000
                                                                   -----------
            OTHER - 7.08%
   5,000    Harnischfeger Industries, Inc.                              50,938
  19,000    Maverick Tube Corp. *                                      105,687
   2,000    Roy F. Weston, Inc. *                                        5,500
  11,000    Vallen Corporation *                                       220,000
                                                                   -----------
                                                                       382,125
                                                                   -----------
            TOTAL COMMON STOCKS (COST $6,274,651)                    5,275,472

            TOTAL INVESTMENTS (COST $6,274,651)** - 97.80%           5,275,472
            LIABILITIES NET OF CASH AND OTHER ASSETS - 2.20%           119,488
                                                                   -----------
            NET ASSETS - 100.00%                                   $ 5,394,960
                                                                   ===========
------------
 * Non-income producing security.
** Cost for federal income tax purposes is $6,274,651 and net unrealized depreciation consists of:

            Gross unrealized appreciation.....................     $    399,331
            Gross unrealized depreciation.....................        1,398,510
                                                                   ------------
            Net unrealized depreciation.......................        ($999,179)
                                                                   ============

    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998

ASSETS:
  Investments in securities at market value
     (identified cost $6,274,651) (Note 1)                          $ 5,275,472
  Receivable for investments sold                                       104,574
  Receivable for fund shares sold                                        42,073
  Due from adviser (Note 3)                                              26,018
  Deferred organization costs (Note 1)                                   50,464
  Other assets                                                            4,294
                                                                    -----------
     TOTAL ASSETS                                                     5,502,895
                                                                    -----------
LIABILITIES:
  Accrued expenses                                                       46,924
  Accrued distribution expense                                            1,204
  Due to Bank                                                            59,807
                                                                    -----------
     TOTAL LIABILITIES                                                  107,935
                                                                    -----------
NET ASSETS                                                          $ 5,394,960
                                                                    ===========

INVESTMENT CLASS SHARES (NOTE 1):
  Net assets (Unlimited shares of $0.001 par beneficial
     interest authorized; 240,298 shares outstanding)               $ 1,660,463
                                                                    ===========
  Net asset value, offering and redemption price per
    Investment Class Share ($1,660,463 / 240,298 shares)            $      6.91
                                                                    ===========
INSTITUTIONAL CLASS SHARES (NOTE 1):
  Net assets (Unlimited shares of $0.001 par beneficial
     interest authorized; 539,374 shares outstanding)               $ 3,734,497
                                                                    ===========
  Net asset value, offering and redemption price per
    Institutional Class Share ($3,734,497 / 539,374 shares)         $      6.92
                                                                    ===========
NET ASSETS CONSIST OF:
     Paid-in capital ...................................              7,206,712
     Accumulated net investment loss                                          0
     Accumulated net realized loss on investments                      (812,573)
     Net unrealized depreciation on investments                        (999,179)
                                                                    -----------
       NET ASSETS                                                   $ 5,394,960
                                                                    ===========

    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
December 31, 1998

                                                                FOR THE PERIOD
                                                                MARCH 9, 1998*
                                                                    THROUGH
                                                               DECEMBER 31, 1998
                                                               -----------------
INVESTMENT INCOME:
  Dividends                                                      $      4,307
  Interest                                                             22,576
                                                                 ------------
TOTAL INCOME                                                           26,883
                                                                 ------------
EXPENSES:
  Investment advisory fees (Note 3)                                    32,936
  Professional fees                                                    40,426
  Accounting fees                                                      32,591
  Administration fees                                                  45,017
  Registration fees                                                    36,291
  Transfer agent fees                                                  57,942
  Custodian fees (Note 3)                                              10,062
  Printing fees                                                         3,589
  Amortization of organization costs (Note 1)                           9,804
  Insurance fees                                                        8,759
  Trustees fees                                                         4,000
  Distribution fees - Investment Class (Note 4)                         2,153
                                                                 ------------
     TOTAL EXPENSES                                                   283,570
       Fees waived and expenses reimbursed by Adviser
         (Note 3)                                                   (224,508)
       Credits allowed by custodian (Note 3)                            (922)
                                                                 ------------
NET EXPENSES                                                           58,140
                                                                 ------------
NET INVESTMENT LOSS                                                  (31,257)
                                                                 ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                  (812,573)
  Net change in unrealized depreciation of investments              (999,179)
                                                                 ------------
  Net realized and unrealized loss on investments                 (1,811,752)
                                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(1,843,009)
                                                                 ===========

*Commencement of investment operations.

    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
December 31, 1998

                                                                FOR THE PERIOD
                                                                MARCH 9, 1998*
                                                                    THROUGH
                                                               DECEMBER 31, 1998
                                                               -----------------
OPERATIONS:
  Net investment loss                                            $   (31,257)
  Net realized loss on investments                                  (812,573)
  Net change in unrealized depreciation of investments.             (999,179)
                                                                 ------------
     Net decrease in net assets resulting from operations.        (1,843,009)
                                                                 ------------
CAPITAL SHARE TRANSACTIONS
  Shares sold:
     Investment Class                                               2,144,314
     Institutional Class                                            5,500,000
  Shares redeemed:
     Investment Class                                               (206,284)
     Institutional Class                                            (300,061)
                                                                 ------------
  Increase in net assets derived from capital share
    transactions (a)                                                7,137,969
                                                                 ------------
     TOTAL INCREASE IN NET ASSETS                                   5,294,960
                                                                 ------------
NET ASSETS:
  Beginning of period                                                 100,000
                                                                 ------------
  End of period (including accumulated net investment
    loss of ($31,257))                                            $ 5,394,960
                                                                  ===========

(a) Transactions in capital stock were: Shares sold:
     Investment Class                                                 270,372
     Institutional Class.                                             589,374
  Shares redeemed:
     Investment Class                                                (30,074)
     Institutional Class                                             (50,000)
                                                                 ------------
     Increase in shares outstanding.                                  779,672
                                                                  ===========
----------
* Commencement of investment operations.

    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
December 31, 1998

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                 INVESTMENT
                                                                    CLASS
                                                               --------------
                                                               FOR THE PERIOD
                                                               MARCH 9, 1998*
                                                                   THROUGH
                                                              DECEMBER 31, 1998
                                                              -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $  10.00
                                                                   --------
  Income From Investment Operations:
  Net investment loss                                               (0.04)
  Net losses on securities
     (both realized and unrealized)                                 (3.05)
                                                                   --------
       TOTAL FROM INVESTMENT OPERATIONS                             (3.09)
                                                                   --------
NET ASSET VALUE, END OF PERIOD                                     $  6.91
                                                                   =======
TOTAL RETURN (NOT ANNUALIZED)                                       (30.90%)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000s)                              $ 1,660
  Ratio of expenses to average net assets:
     Before expense reimbursement(2)                                 8.81%(1)
     After expense reimbursement(2)                                  1.95%(1)
  Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement(2)                                (7.99%)(1)
     After expense reimbursement(2)                                 (1.13%)(1)
  Portfolio turnover rate                                           26.04%

---------
  * Commencement of investment operations.
(1) Annualized.
(2) Includes custody earnings credits.

    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
December 31, 1998

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                INSTITUTIONAL
                                                                    CLASS
                                                               --------------
                                                               FOR THE PERIOD
                                                               MARCH 9, 1998*
                                                                   THROUGH
                                                              DECEMBER 31, 1998
                                                              -----------------

NET ASSET VALUE, BEGINNING OF PERIOD                               $  10.00
                                                                   --------
  Income From Investment Operations:
  Net investment loss                                               (0.04)
  Net losses on securities
     (both realized and unrealized)                                 (3.04)
                                                                   --------
       TOTAL FROM INVESTMENT OPERATIONS                             (3.08)
                                                                   --------
NET ASSET VALUE, END OF PERIOD                                     $  6.92
                                                                   =======

TOTAL RETURN (NOT ANNUALIZED)                                       (30.80%)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000s)                              $ 3,734
  Ratio of expenses to average net assets:
     Before expense reimbursement(2)                                8.56%(1)
     After expense reimbursement(2)                                 1.70%(1)
  Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement(2)                               (7.74%)(1)
     After expense reimbursement(2)                                (0.88)(1)
  Portfolio turnover rate                                          26.04%

----------
  * Commencement of investment operations.
(1) Annualized
(2) Includes custody earnings credits.

    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
ICM/Isabelle Small Cap Value Fund (the "Fund"), a series of ICM Series Trust (the "Trust") was organized as a Massachusetts business trust pursuant to a trust agreement dated November 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers two classes of shares (Investment Class shares and Institutional Class shares) each of which has equal rights as to class and voting privileges. The Investment Class has exclusive voting rights with respect to its distribution plan pursuant to Rule 12b-1 ("12b-1 Plan") and is subject to 12b-1 Plan expenses. The Fund commenced operations on March 9, 1998. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

   A. SECURITY VALUATION. Investments in securities are valued at the last reported sales price on the national securities exchange or national securities market on which such securities are primarily traded on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost plus accrued interest, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees.

   B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

   C. NET ASSET VALUE PER SHARE. Net asset value per share of each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets, less liabilities attributable to that class, by the number of outstanding shares of that class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

   D. ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years from commencement of operations. If any of the original shares are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be decreased by the pro rata share of the unamortized organizational costs as of the date of redemption. The pro rata shares will be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of redemption.

   E. FEDERAL INCOME TAXES. The Trust intends to qualify each year as a regulated investment company by complying with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies including, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision is required. At December 31, 1998, the Fund has a capital loss carryforward of $296,646, which will expire December 31, 2006.

   F. INCOME AND EXPENSES. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of that day.

   G. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all if its net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals.

   F. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, aggregated $8,069,443 and $982,219 respectively, for the period from March 9, 1998 (commencement of operations) through December 31, 1998.

NOTE 3 - INVESTMENT MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS Ironwood Capital Management, LLC ("ICM") serves as the investment advisor for the Fund pursuant to an investment advisory agreement (the "Agreement") dated March 2, 1998. Under the terms of the Agreement, ICM receives a fee from the Fund, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.

ICM has voluntarily agreed to waive its fees and reimburse the Fund to the extent total annualized expenses, inclusive of distribution expenses, exceed 1.95%, with respect to the Investment Class, and 1.70%, with respect to the Institutional Class, of the average daily net assets. For the period from commencement of operations through December 31, 1998, advisory fees of $32,936 were waived by ICM and ICM has agreed to reimburse the Fund $191,572. Unreimbursed balance due from the Advisor as of December 31, 1998 was $26,018. Certain officers and Trustees of the Trust are affiliated persons of ICM.

First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, serves as the Fund's Administrator pursuant to an Administration Agreement with the Trust on behalf of the Fund. Under the terms of the agreement, Investor Services Group is entitled to receive fees based on the aggregate average daily net assets of the Fund, computed daily and payable monthly at a rate of 0.12% of the first $150 million of net assets and 0.15% of net assets between $150 million and $500 million of net assets, subject to a minimum annual charge of $55,000. A separate fee of $35,000 per annum and $5,000 for any additional class per annum, will be charged for fund accounting services.

Fifth Third Bank serves as the Fund's custodian. Investor Services Group serves as the Fund's transfer agent.

Fifth Third Bank has agreed to compensate the Fund and decrease custody fees for uninvested fund cash balances left uninvested by it. For the period ended December 31, 1998, the Fund's expenses were reduced by $922.

No officer, trustee or employee of ICM, Investor Services Group or First Data Distributors (the "Distributor"), or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or officer of the Trust. The Trust pays each unaffiliated Trustee an annual fee of $2,000 for their services, including their attendance at board and committee meetings. The Trust also reimburses each unaffiliated Trustee for travel and out-of-pocket expenses related to the attendance at such meetings.

NOTE 4 - DISTRIBUTION PLAN
The Trustees of the Fund have adopted a 12b-1 Plan with respect to the Investment Class shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, which permits the Fund to pay certain expenses associated with the distribution of its Investment Class shares. Under the 12b-1 Plan, the Fund compensates the Distributor, at a fee calculated at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class shares for distribution expenses borne, or paid to others, by the Distributor. For the period from commencement of operations through December 31, 1998, the Fund incurred $2,153 in distribution costs for Investment Class Shares.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
TO THE SHAREHOLDERS AND BOARD
OF TRUSTEES OF THE
ICM/ISABELLE SMALL CAP VALUE FUND

We have audited the accompanying statement of assets and liabilities of the ICM/Isabelle Small Cap Value Fund, including the schedule of investments, as of December 31, 1998, and the related statements of operations, the statement of changes in net assets, and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ICM/Isabelle Small Cap Value Fund as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period presented, in conformity with generally accepted accounting principles.

Arthur Andersen, LLP
Boston, Massachusetts
February 16, 1999

                        IRONWOOD CAPITAL MANAGEMENT, LLC
                                  AND ICM FUNDS

                                The Ironwood Tree

  is a small, hardy tree, which yields a very useful and solid wood. Patiently, these trees remain under the forest canopy until taller neighbors fall.

             Once given the opportunity, the Ironwood grows quickly
       to reach its full potential. We believe this imagery is appropriate for our firm as well as our investment style.

                        Ironwood Capital Management, LLC,

        the investment manager of the ICM/Isabelle Small Cap Value Fund, is an independent investment management firm specializing
                      in investing in small company stocks.

                                    ICM Funds
                     C/O First Data Investor Services Group
                                 P.O. Box 60529
                         King of Prussia, PA 19406-0529
                                 1-800-472-6114

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There are risks associated with investing in funds of this type that invest in stocks of small-sized companies, which tend to be more volatile and less liquid than stocks of larger companies. Past Fund performance is not indicative of future results.

This information is not authorized for distribution unless accompanied or preceded by a current prospectus.

DISTRIBUTOR: FIRST DATA DISTRIBUTORS, INC.

FOR ACCOUNT INFORMATION AND PRICES, CALL 1-800-472-6114 BETWEEN THE HOURS OF 9:00 A.M. AND 5:00 P.M. (EASTERN TIME), MONDAY THROUGH FRIDAY.

DFU 12/98